Subsequent Event (Details) (Repurchase of Equity [Member], USD $) In Millions, except Share data, unless otherwise specified	2 Months Ended
Feb. 28, 2014
Repurchase of Equity [Member]
Subsequent Event [Line Items]
Stock Repurchased During Period, Shares	1,847,000
Stock Repurchased During Period, Value	$ 42.3